SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-14

REGISTRATION STATEMENT, UNDER THE SECURITIES ACT OF 1933                   X

      Pre-Effective Amendment No.   .....................................

      Post-Effective Amendment No.  .....................................

                       MUNICIPAL SECURITIES INCOME TRUST
              (Exact Name of Registrant as Specified in Charter)

                           FEDERATED INVESTORS FUNDS
                              5800 CORPORATE DRIVE
                       PITTSBURGH, PENNSYLVANIA 15237-7000
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                        (Registrant's Telephone Number)

                          JOHN W. MCGONIGLE, ESQUIRE
                          FEDERATED INVESTORS TOWER,
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective on January 22, 1998, or as soon thereafter as is practicable, pursuant to Rule 488.

                                  Copies to:
                          MATTHEW G. MALONEY, ESQUIRE
                  DICKSTEIN, SHAPIRO, MORIN AND OSHINSKY LLP
                              2101 L STREET, N.W.
                            WASHINGTON, D.C. 20037


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
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                             CROSS-REFERENCE SHEET

            ......                              Prospectus Heading
PART A.  Information Required in a Prospectus   Rule 481(a) Cross-Reference


Item 1.      Beginning    of    Registration
             Statement   and  Outside  Front
             Cover Page of Prospectus......      Cross-Reference Sheet; Cover
                                                 Page

Item 2.      Beginning   and  Outside   Back
             Cover Page of Prospectus......      Cover Page; Table of Contents

Item 3.      Fee       Table,       Synopsis
             Information, and Risk Factors.      Summary; Comparison of
                                                 Investment Policies  and  Risk
                                                 Factors

Item 4.      Information      About      the     Information       About  the
             Transaction...................      Reorganization

Item 5.      Information      About      the     Information  About the Portfolio
             Registrant....................      and the Fund

Item 6.      Information  About the  Company
             Being Acquired................      Information  About the Portfolio
                                                 and the Fund

Item 7.      Voting Information............      Voting Information

Item 8.      Interest  of  Certain   Persons
             and Experts...................      Not Applicable

Item 9.      Additional          Information
             Required  for   Reoffering   by
             Persons     Deemed     to    be     Not Applicable
             Underwriters..................


PART B.  Information Required in a Statement of Additional Information

Item 10.     Cover Page....................      Cover Page

Item 11.     Table of Contents.............      Table of Contents

Item 12.     Additional   Information  About
             the Registrant................      Information    Incorporated   by
                                                 Reference

Item 13.     Additional   Information  About
             the Company Being Acquired....      Information    Incorporated   by
                                                 Reference

Item 14.     Financial Statements..........      Information    Incorporated   by
                                                 Reference


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                         INTERMEDIATE MUNICIPAL TRUST

                           Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania  15237-7000

Dear Shareholder:

      The Board of Trustees and Management of Intermediate Municipal Trust, on behalf of its portfolio, Federated Pennsylvania Intermediate Municipal Trust
(the "Portfolio") are pleased to submit for your vote a proposal to sell all of the Portfolio's assets to Federated Pennsylvania Municipal Income Fund, a portfolio of Municipal Securities Income Trust. As described in the enclosed
Prospectus/Proxy Statement, Federated Pennsylvania Municipal Income Fund has an investment objective and policy similar to the Portfolio. Both seek to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania.

      We believe that the sale of the Portfolio's assets in this transaction will present an excellent investment opportunity for our shareholders. Your vote on the transaction is critical to its success. The sale will be effected only if approved by the holders of a majority of the Portfolio's outstanding shares on the record date. We hope you share our enthusiasm and will participate by casting your vote in person or by proxy if you are unable to attend the meeting.
Please read the enclosed Prospectus/Proxy Statement carefully before you vote.
If you have any questions, please feel free to call us at 1 (800) 341-7400.

      Thank you for your prompt attention and participation.
            ......                  SINCERELY,



            ......                  JOHN F. DONAHUE
            ......                  CHAIRMAN OF THE BOARD







                         INTERMEDIATE MUNICIPAL TRUST
                           FEDERATED INVESTORS FUNDS
                             5800 CORPORATE DRIVE
                      PITTSBURGH, PENNSYLVANIA 15237-7000


                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


      TO SHAREHOLDERS OF FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST, A
PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST: A Special Meeting of Shareholders of
Federated Pennsylvania Intermediate Municipal Trust (the "Fund") will be held at
2:00 p.m. on March 2, 1998, at Federated Investors Tower, 19th Floor, 1001
Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779 for the following purposes:

      To approve or disapprove a proposed Agreement and Plan of Reorganization between Intermediate Municipal Trust, on behalf of the Fund, and Municipal Securities Income Trust (the "Trust"), on behalf of its portfolio, Federated Pennsylvania Municipal Income
            Fund (the "Portfolio"), whereby the Trust would acquire all of the assets of the Fund in exchange for Class A Shares of the Portfolio to be distributed PRO RATA by the Fund to holders of shares of the Fund, in complete liquidation of the Fund; and

      To transact such other business as may properly come before the meeting or any adjournment thereof.



                       By Order of the Board of Trustees


                               John W. McGonigle
                                   SECRETARY


Dated:  January ____, 1998



      SHAREHOLDERS OF RECORD AT THE CLOSE OF BUSINESS ON JANUARY 7, 1998 ARE
    ENTITLED TO VOTE AT THE MEETING. WHETHER OR NOT YOU PLAN TO ATTEND THE
    MEETING, PLEASE SIGN AND RETURN THE ENCLOSED PROXY CARD. YOUR VOTE IS
    IMPORTANT.

      TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF
    FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE
    ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
    YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN
    PERSON IF YOU ATTEND THE MEETING.
1


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                          PROSPECTUS/PROXY STATEMENT

                              January ____, 1998

                         ACQUISITION OF THE ASSETS OF

             FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST,
                  A PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST
                           Federated Investors Funds
                             5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                       Telephone Number:  1-800-341-7400

                   BY AND IN EXCHANGE FOR CLASS A SHARES OF

                 FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND,
               A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST
                           Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania  15237-7000
                       Telephone Number:  1-800-341-7400

      This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Plan") whereby Municipal Securities Income Trust, a
Massachusetts business trust (the "Trust"), on behalf of its portfolio, Federated Pennsylvania Municipal Income Fund (the "Portfolio"), would acquire all of the assets of Federated Pennsylvania Intermediate Municipal Trust (the
"Fund"), a portfolio of Intermediate Municipal Trust, in exchange for Class A
Shares of the Portfolio to be distributed PRO RATA by the Fund to its shareholders in complete liquidation of the Fund. As a result of the Plan, each shareholder of the Fund will become the owner of Class A Shares of the Portfolio having a total net asset value equal to the total net asset value of his or her holdings in the Fund.

      The Trust is among over 100 funds managed by subsidiaries of Federated
Investors. Federated Investors is one of the largest institutional service providers in the United States. It has been providing advisory services for over 41 years.

      The Trust is an open-end, non-diversified management investment company which currently includes five portfolios: Federated California Municipal Income
Fund, Federated Michigan Intermediate Municipal Trust, Federated New York
Municipal Income Fund, Federated Ohio Municipal Income Fund, and the Portfolio.
The investment objectives of both the Portfolio and the Fund are to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The Portfolio pursues its investment objective by investing its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The Fund pursues its investment objective by investing at least 80% of its net assets in a portfolio of Pennsylvania municipal securities. Both the Portfolio and the Fund are non-diversified series of investment companies. Shares in the Portfolio and the Fund are not insured or guaranteed by the U.S. government or any agency thereof.
For a comparison of the investment policies of the Portfolio and the Fund, see
"Comparison of Investment Policies and Risk Factors."

      The Portfolio is currently offered with two classes of shares: Class A
Shares and Class B Shares. Holders of Shares of the Fund will receive Class A
Shares of the Portfolio if the Reorganization is approved by shareholders.
Information concerning Class A Shares of the Portfolio, as compared to Shares of the Fund, is included in this Prospectus/Proxy Statement in the sections entitled "SUMMARY - Comparative Fee Tables" and "INFORMATION ABOUT THE
REORGANIZATION - Description of the Plan of Reorganization."

      This Prospectus/Proxy Statement should be retained for future reference.
It sets forth concisely the information about the Trust and the Portfolio that a prospective investor should know before investing. This Prospectus/Proxy
Statement is accompanied by the Prospectus of the Portfolio dated October 31, 1997, which is incorporated herein by reference. A Prospectus and a Statement of Additional Information for the Portfolio dated October 31, 1997 as well as a Statement of Additional Information dated January ____, 1998 (relating to this
Prospectus/Proxy Statement) containing additional information have been filed by the Trust with the Securities and Exchange Commission and are incorporated herein by reference. Copies of these materials, Annual Reports and other information about the Portfolio may be obtained without charge by writing or by calling the Trust at the address and telephone number shown above.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT
AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR
MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS
HAVING BEEN AUTHORIZED BY THE FUND OR THE PORTFOLIO.

      SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
OR ENDORSED BY, ANY BANK. SHARES OF THE PORTFOLIO ARE NOT FEDERALLY INSURED BY,
GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENTAL AGENCY. AN INVESTMENT IN THE PORTFOLIO INVOLVES INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


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                                       i

                               TABLE OF CONTENTS


                                                                          PAGE


PROPOSAL 1. REORGANIZATION.................................................  1

      SUMMARY..............................................................  1
      COMPARISON OF INVESTMENT POLICIES AND RISK FACTORS...................  5
      INFORMATION ABOUT THE REORGANIZATION.................................  8
      INFORMATION ABOUT THE PORTFOLIO AND THE FUND......................... 11

VOTING INFORMATION......................................................... 12

OTHER MATTERS.............................................................. 14

AGREEMENT AND PLAN OF REORGANIZATION.................................Exhibit A


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32



                                      32





                                    SUMMARY


ABOUT THE PROPOSED REORGANIZATION

      The Board of Trustees of Intermediate Municipal Trust, including its members who are not "interested persons" within the meaning of the Investment
Company Act of 1940, as amended (the "1940 Act"), on behalf of one of its portfolios, Federated Pennsylvania Intermediate Municipal Trust (the "Fund"), has voted to recommend to shareholders of the Fund the approval of an Agreement and Plan of Reorganization (the "Plan"), whereby Municipal Securities Income
Trust, a Massachusetts business trust (the "Trust"), on behalf of its portfolio, Federated Pennsylvania Municipal Income Fund (the "Portfolio"), would acquire all of the assets of the Fund in exchange for Class A Shares of the Portfolio to be distributed PRO RATA by the Fund to its shareholders in complete liquidation and dissolution of the Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of shares of the Fund will become the owner of Class A Shares of the Portfolio having a total net asset value equal to the total net asset value of his or her holdings in the Fund on the date of the Reorganization (the "Closing Date").

      As a condition to the Reorganization transactions, the Trust and the Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue
Code of 1986, as amended, so that no gain or loss will be recognized by either the Trust or the Fund or their respective shareholders. The tax cost-basis of the Class A Shares of the Portfolio received by Fund shareholders will be the same as the tax cost-basis of their shares in the Fund.

      After the acquisition is completed, the Fund will no longer be available as an investment portfolio of Intermediate Municipal Trust.


INVESTMENT OBJECTIVE AND POLICIES

      The investment objectives of both the Portfolio and the Fund are to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. Both the Portfolio and the Fund pursue their respective investment objectives by investing in a portfolio consisting primarily of obligations issued by or on behalf of states, territories, and possessions of the United States, and their respective political subdivisions or financing authorities, which pay income exempt from federal regular income tax and Pennsylvania personal income taxes. The Portfolio pursues its investment objective by investing its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The Fund pursues its investment objective by investing at least 80% of its net assets in a portfolio of Pennsylvania municipal securities. Both the Portfolio and the Fund are non-diversified series of investment companies. Since the Portfolio and the Fund invest in similar securities, an investment in the Portfolio presents similar investment risks as investing in the Fund.


ADVISORY FEES AND EXPENSE RATIOS

      The maximum annual investment advisory fee for the Portfolio is 0.40% of average daily net assets. The maximum annual investment advisory fee for the Fund is 0.50% of average daily net assets.

      For its fiscal year ended August 31, 1997, the Portfolio's ratio of expenses to average daily net assets was 0.75% for Class A Shares. During this period the Portfolio's investment adviser, Federated Advisers ("Federated
Advisers"), voluntarily waived a portion of its management fees and reimbursed the Portfolio for certain operating expenses. Absent such waiver and reimbursement, the ratio of expenses to average daily net assets would have been 0.97% for Class A Shares of the Portfolio. This undertaking to waive management fees and/or reimburse operating expenses may be terminated by Federated Advisers at any time in its discretion.

      For its fiscal year ended May 31, 1997, the Fund's ratio of expenses to average daily net assets was 0.45%. During this period the Fund's investment adviser, Federated Management ("Federated Management"), voluntarily waived a portion of its management fees and reimbursed the Fund for certain operating expenses. Absent such waiver and reimbursement, the ratio of expenses to average daily net assets would have been 2.54%. This undertaking to waive management fees and/or reimburse operating expenses may be terminated by Federated
Management at any time in its discretion.


PURCHASE AND REDEMPTION PROCEDURES

      Procedures for the purchase and redemption of Portfolio shares are similar, but not identical, to procedures applicable to the purchase and redemption of Fund shares. In anticipation that the Reorganization will be consummated, shareholders of the Fund will receive information with respect to the various services provided by the Portfolio, as well as a detailed explanation of the options available to shareholders for effecting purchases and redemptions of Portfolio shares. Any questions about such procedures may be directed to, and assistance in effecting purchases or redemptions of Portfolio shares may be obtained by calling the Portfolio at 1-800-341-7400.

      Reference is made to the Prospectus of the Portfolio dated October 31, 1997, and the Prospectus of the Fund for a complete description of the purchase and redemption procedures applicable to purchases and redemptions of Portfolio and Fund shares, respectively, each of which is incorporated herein by reference thereto. Set forth below is a brief listing of the more significant differences between the purchase and redemption procedures of the Portfolio as compared to the Fund.

      Shares of the Portfolio are subject to a maximum sales charge on purchases of 4.50% of the offering price. Purchases of the Portfolio through certain financial intermediaries, "wrap accounts" or similar programs, as well as purchases by certain Federated Life Members are exempt from the sales charge.
Shares of the Fund are available for purchase without the imposition of any sales charge on purchases or any contingent deferred sales charge. Shareholders of the Fund will not pay a sales charge on shares of the Portfolio received in the Reorganization, if approved by shareholders. The minimum initial investment in the Portfolio is $500.00. The minimum initial investment in the Fund is $25,000.00. To meet the minimum investment requirements, purchases of shares of the Fund may be aggregated over a period of 90 days.

      The Fund's and the Portfolio's net asset values are calculated at the close of each day on which each computes its net asset value. Purchase orders received by the Portfolio by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Purchase orders received by the Fund by wire begin earning dividends on the business day after the order is received. Purchase orders received by check by either the Portfolio or the Fund begin earning dividends the day after such check is converted into federal funds, which ordinarily occurs one day after receipt by State Street Bank and Trust Company, the Fund's and the Portfolio's custodian. Shares of the Portfolio may also be purchased at a given day's price if an order is placed through a registered broker/dealer by 4:00 p.m. (Eastern time) and transmitted to the Portfolio by 5:00 p.m. (Eastern time) or transmitted to the Portfolio through a financial intermediary other than a broker/dealer by 4:00 p.m. (Eastern time).

      Shares of both the Portfolio and the Fund may be redeemed by mail or by telephone. Shares of the Portfolio may also be redeemed through financial intermediaries which maintain shareholder accounts. Shares of the Fund are redeemed at the net asset value per share next determined after receiving the redemption order.






EXCHANGES

      Class A Shares of the Portfolio may be exchanged at net asset value without the imposition of a sales charge for Class A Shares of certain other
Federated Funds. Upon receipt of proper instructions and required supporting documents, the Trust will redeem Class A Shares of the Portfolio and invest the proceeds in Class A Shares of the other fund. This exchange privilege may be modified or terminated at any time.
As a no-load fund, the Fund does not provide a formal exchange privilege.


DIVIDENDS

      The Fund's dividends are declared daily and paid monthly. In contrast, the Portfolio's dividends are declared and paid monthly to all shareholders invested in the Portfolio on the record date. Dividends paid by both the Fund and the Portfolio are automatically reinvested in additional shares unless shareholders request cash payment. Dividends reinvested in Portfolio shares are purchased at net asset value without a sales charge.


SERVICES PROVIDERS TO THE TRUST AND PORTFOLIO

      Administrative services to the Trust and Portfolio are provided by Federated Services Company ("Federated Services"). Federated Services is a wholly-owned subsidiary of Federated Investors. For its services to the Portfolio, Federated Services receives a fee at an annual rate which relates to the average aggregate daily net assets of all funds administered by Federated
Services in the Federated Investors complex, determined as follows: 0.15% on the first $250 million in assets; 0.125% on the next $250 million in assets; 0.10%
on the next $250 million in assets; and 0.075% on assets in excess of $750 million. The minimum annual administrative fee for the Portfolio is $125,000 plus $30,000 per each additional class of shares. For the fiscal year ended
August 31, 1997, Federated Services received administrative fees at the effective rate of 0.12% of the average daily net assets of the Portfolio.

      Federated Services also serves as the Portfolio's transfer agent and dividend disbursing agent. Federated Services also provides certain accounting and recordkeeping services with respect to the portfolio investments of the Portfolio.

     Federated Securities Corp. ("FSC"), a wholly-owned subsidiary of Federated
Investors, is the principal distributor of the Trust and Portfolio. Under a distribution agreement, FSC acts as the Trust's agent in connection with the offering of shares of the Portfolio.






COMPARATIVE FEE TABLES

      Set forth in the tables below is information regarding the fees and expenses incurred by the Fund and Class A Shares of the Portfolio as of May 31, 1997, and August 31, 1997, respectively, and PRO FORMA fees for the Portfolio after giving effect to the Reorganization.


                                            PENNSYLVANIPENNSYLVANIA PENNSYLVANIA
                                                 INTERMEDIATEMUNICIPAL MUNICIPAL
                                                    MUNICIPAL INCOME FUND INCOME
                                                              TRUST CLASS A FUND
                                                              (THE (THE PROFORMA
                                                    "FUND") "PORTFOLIO") CLASS A
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

Maximum Sales Charge Imposed on Purchases (as a
percentage of offering                               None       4.50%       4.50%
price)
Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering               None        None        None
price)....................................................................
Contingent Deferred Sales Charge (as a
percentage of original purchase price or             None        None        None
redemption proceeds, as
applicable)............................
Redemption Fee (as a percentage of amount            None        None        None
redeemed, if applicable)....
Exchange Fee                                         None        None        None

                            ANNUAL OPERATING EXPENSES
                     (As a percentage of average net assets)

Management Fee (after waiver)                        0.00%       0.20%      0.31%
(1)..........................................................
12b-1                                                None      0.00% (2)  0.00% (2)
Fee....................................................................
Total Other                                          0.45%       0.55%      0.44%
Expenses...............................................................................
               Shareholder Services Fee (after   0.11%        0.23%       0.23%
waiver) (3)............................
Total Operating Expenses                             0.45%       0.75%      0.75%
(4)...................................................................




(1) The management fee has been reduced to reflect the voluntary waiver of the management fee for the Pennsylvania Intermediate Municipal Trust and the voluntary waiver of a portion of the management fee for the Pennsylvania Municipal Income Fund. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50% and 0.40% respectively.

(2) The Pennsylvania Municipal Income Fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending August 31, 1998. If the Portfolio were paying or accruing the 12b-1 fee, the Portfolio would be able to pay up to 0.40% of its average daily net assets for the 12b-1 fee. For more information, see "Information about the Portfolio and the Fund."

(3) The shareholder services fees for both funds has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The total operating expenses for the Pennsylvania Intermediate Municipal Trust and the Pennsylvania Municipal Income Fund and the Pennsylvania Municipal Income Fund ProForma would have been 2.54%, 0.97% and 0.86% respectively, absent the voluntary waivers described in notes 1 and 3 above and the voluntary reimbursement of certain other operating expenses for the Pennsylvania Intermediate Municipal Trust.

   The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Information about the Portfolio and the Fund." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

                                                                    PENNSYLVANIA
                                               PENNSYLVANIAPENNSYLVANIAMUNICIPAL
                                                   INTERMEDIATE MUNICIPAL INCOME
                                                           MUNICIPAL INCOME FUND
                                               EXAMPLE TRUST FUND CLASS PROFORMA
                                                          A       CLASS A
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge.
1 Year                                      $5          $52        $52
3 Year                                      $14         $68        $68
5 Year                                      $25         $85        $85
10 Year                                     $57        $134        $134


   THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



              COMPARISON OF INVESTMENT POLICIES AND RISK FACTORS

INVESTMENT OBJECTIVES AND POLICIES

      The Portfolio and the Fund have the same investment objective: to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania.

      The Portfolio invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The Fund pursues its investment objective by investing at least 80% of its net assets in a non-diversified portfolio of Pennsylvania municipal securities. In addition, the Fund maintains a dollar-weighted average maturity of not less than three nor more than ten years. The Portfolio has no such maturity limitation.

      Both the Portfolio and the Fund invests in municipal securities which pay interest that is, in the opinion of bond counsel for the issuers or in the opinion of officers of the investment adviser of the Portfolio or the Fund, respectively, exempt from both federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania (the "Municipal Securities"). The Municipal Securities in which the Portfolio and the Fund invest are: (1) obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, or agencies; (2) debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and (3) participation interests in any of the foregoing obligations.

      The Municipal Securities in which the Portfolio may invest must be "investment grade." Thus, the Portfolio's Municipal Securities must be rated Aaa, Aa, A, or Baa, by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A, or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, L.P. ("Fitch"). The Municipal Securities in which the Fund may invest must be rated within three highest ratings for municipal securities by Moody's, S&P, or Fitch. In addition to the foregoing, both the Portfolio and the Fund may invest in unrated Municipal Securities if, at the time of purchase, the investment adviser determines that such security is of equivalent quality to securities with the applicable ratings. In addition, the Fund may invest in Municipal Securities which are: (1) guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest; (2) fully collateralized by an escrow of U.S. government securities or other securities acceptable to the investment adviser; (3) rated at the time of purchase within Moody's highest short-term municipal obligation rating (MIG 1/VMIG 1) or Moody's highest municipal commercial paper rating (PRIME-1) or S&P's highest municipal commercial paper rating (SP-1); or (4) unrated if, at the time of purchase, other municipal securities of that issuer are rated A or better by Moody's, S&P, or Fitch. Finally, both the Portfolio and the Fund may retain a Municipal Security that is downgraded if the investment adviser determines that such security continues to be an acceptable investment.

      Both the Portfolio and the Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. Participation interests give the Portfolio and the Fund undivided interests in Pennsylvania Municipal Securities. The financial institutions from which the Portfolio or the Fund may purchase participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality.

      Both the Portfolio and the Fund may also invest in variable rate Municipal Securities which meet applicable quality standards. The variable interest rates of the Municipal Securities are ordinarily stated as a percentage of a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many of the variable rate Municipal Securities are subject to payment of principal on demand by the Portfolio or the Fund in not more than seven days.

      Both the Portfolio and Fund may also invest in municipal leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered illiquid. If the issuing entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. The Fund restricts the ability to invest in "non-appropriation" leases to not more than 10% of its total assets. The Portfolio does not include this limitation.

      Both the Portfolio and the Fund may also purchase Municipal Securities on a when-issued or delayed delivery basis. In these transactions, the Portfolio or the Fund may purchase securities with payment and delivery scheduled for a future time. A seller's failure to complete these transactions may cause the Portfolio or the Fund to miss a price or yield considered to be advantageous.

      Finally, both the Portfolio and the Fund may invest in temporary investments, which may include short-term non-Pennsylvania municipal tax-exempt obligations or taxable temporary investments. Both the Portfolio and the Fund invest in temporary investments when the investment adviser determines the market conditions call for a temporary defensive posture. The temporary investments include: (1) notes issued by or on behalf of municipal or corporate issuers; (2) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; (3) other debt securities; (4) commercial paper;
(5) certificates of deposit of banks; and (6) repurchase agreements. Neither the Portfolio nor the Fund has any rating requirements applicable to temporary investments. The Portfolio's investment adviser, however, will limit temporary investments (if rated) to those rated within the investment grade categories applicable to municipal securities, or (if unrated) to those which the investment adviser judges to have the same characteristics as such investment grade securities. The Fund's investment adviser will limit temporary investments to those it considers to be of comparable quality to the acceptable investments of the Fund.

      In addition to the investments which are permissible for both the Portfolio and the Fund, the Portfolio may invest in securities known as "inverse floaters" which represent interests in Municipal Securities. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term Municipal Securities or an index of short-term Municipal Securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate Municipal Securities. The Fund does not invest in inverse floaters.

      The Portfolio may also purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, to provide additional liquidity, and to accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time. When the Portfolio uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Portfolio, thus causing the futures contract to react differently to market changes than the securities held in the Portfolio. In addition, the Portfolio's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Portfolio may loose money on the futures contract. As a matter of investment policy, which may be changed without shareholder approval, the Portfolio may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Portfolio's existing futures positions would exceed 5% of the market value of the Portfolio's total assets. The Fund does not purchase and sell interest rate and index financial futures.


INVESTMENT RESTRICTIONS

      The investment restrictions of the Portfolio and the Fund are similar. The significant differences are as follows. Although neither the Portfolio nor the Fund intend to invest more than 10% of its assets in securities that may be illiquid because of legal contractual restrictions on resale ("restricted securities") or securities for which there are no readily available market quotations, only the Portfolio requires majority shareholder approval in order to change the limitation relating to restricted securities. In addition, in order to pass through to investors the tax-free income from the Fund for purposes of Pennsylvania state personal income taxes, the Fund maintains a policy, which may be changed without shareholder approval, to invest in securities for income earnings rather than trading for profit. The Fund will not vary its investments, except to: (i) eliminate unsafe investments and investments not consistent with the preservation of capital or the tax status of the investments of the Fund; (ii) honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; (iii) reinvest the earnings from securities in like securities; or (iv) defray normal administrative expenses. Finally, although neither the Portfolio nor the Fund intends to invest in puts, calls, straddles, spreads, or any combination of these securities, only the Portfolio requires majority shareholder approval in order to permit investments in these securities.


RISK FACTORS

      The risks associated with an investment in the Portfolio and the Fund are similar. The nature of the Municipal Securities included in each of the Portfolio's and Fund's investments are generally subject to the same factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, adverse economic conditions or developments affecting the Commonwealth of Pennsylvania or its municipalities could impact the Portfolio's or the Fund's investments. In both cases, any Pennsylvania constitutional amendments, legislative measures, executive orders, administrative regulations, or voter initiatives could result in adverse consequences affecting Municipal Securities. Because the Portfolio may invest in Municipal Securities that are rated in the FOUR highest rating categories by Moody's, S&P, or Fitch, an investment in the Portfolio may be subject to additional investment risk as compared to the Fund, which limits its purchase of Municipal Securities to those rated in the THREE highest categories.


                     INFORMATION ABOUT THE REORGANIZATION


BACKGROUND AND REASONS FOR THE PROPOSED ACQUISITION

      The Fund commenced operations on December 5, 1993, in order to provide financial institutions serving in a fiduciary capacity with an investment vehicle which provided current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. Federated Securities Corp. ("FSC"), the distributor of shares of both the Fund and the Portfolio, has proposed that the Fund consider a sale of all of the Fund's assets to the Trust, acting on behalf of the Portfolio.

      In considering the proposed Reorganization, the Board of Trustees of Intermediate Municipal Trust took into consideration a number of factors, including: (1) the comparatively larger size of the Portfolio, (2) the capabilities and resources of Federated Advisers, (3) expense ratios and published information regarding the fees and expenses of the Portfolio in relation to similar funds, (4) the fact that Federated Management had advised the Board that, if the Reorganization is not completed, it will consider discontinuing the waiver of its investment advisory fee and its reimbursement of certain Fund operating expenses; (5) the comparative investment performance of the Portfolio and the Fund as well as the performance of similar funds, (6) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests, (7) the tax consequences of the Reorganization, and (8) the compatibility of the Portfolio's and the Fund's investment objectives, policies, restrictions and portfolios, as well as service features available to shareholders in the respective funds.

      The Board concluded to recommend that the shareholders of the Fund vote to approve the Reorganization. Pursuant to Rule 17a-8 under the 1940 Act, the Board of Trustees of Intermediate Municipal Trust, including a majority of the Trustees who were not interested persons of either Intermediate Municipal Trust or the Trust, determined that participation in the transaction was in the best interests of the Fund's shareholders and that the interests of existing Fund shareholders would not be diluted as a result of effecting the transaction. This conclusion was based on a number of factors, including the following:

      1. The Reorganization would permit the shareholders of the Fund to pursue substantially the same investment goals in a larger fund. A larger fund should enhance the ability of portfolio managers to effect their portfolio transactions on more favorable terms and give portfolio managers greater investment flexibility and the ability to select a larger number of portfolio securities, with the attendant ability to spread investment risks over a larger number of portfolio issues.

      2. The 30-day yield of the Portfolio for the period ended August 31, 1997, was 4.22%. The 30-day yield of the Fund for the period ended May 31, 1997, was 4.70%. Over other periods the performance of the Portfolio and the Fund in relation to each other have varied, in part due to differing expense waivers by the respective investment advisers.

      3. The current waiver of investment advisory fees charged to the Fund by Federated Management as well as Federated Management's reimbursement of certain Fund operating expenses, might be discontinued.

      The Board of Trustees of Municipal Securities Income Trust likewise considered the Reorganization and approved the Plan on behalf of the Portfolio. Pursuant to Rule 17a-8 under the 1940 Act, the Board of Trustees of Municipal Securities Income Trust, including a majority of the Trustees who were not interested persons of either Intermediate Municipal Trust or the Trust, determined that participation in the transaction was in the best interests of the Portfolio's shareholders and that the interests of existing Portfolio shareholders would not be diluted as a result of effecting the transaction.


DESCRIPTION OF THE PLAN OF REORGANIZATION

      The Plan provides that the Trust, on behalf of the Portfolio, will acquire all of the assets of the Fund in exchange for Class A Shares of the Portfolio to be distributed PRO RATA by the Fund to the holders of Fund shares in complete liquidation of the Fund on or about ____________, 1998. Fund shareholders will receive a number of shares in the Portfolio equal to the same total net asset value as the Fund shares they held immediately prior to the Closing. Shareholders of the Fund will become shareholders of the Portfolio as of 5:00 p.m. (Eastern time) on the Closing Date. Shareholders of the Fund will earn their last dividend from the Fund on the day preceding the Closing Date, which Closing Date is expected to be ____________, 1998.

      Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to Intermediate Municipal Trust, on behalf of the Fund, and the Trust, on behalf of the Portfolio, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Fund prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

      Federated Advisers is responsible for the payment of all expenses of the Reorganization, whether or not the Reorganization is consummated. Such expenses include, but are not limited to: legal fees; registration fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Fund's shareholders and the costs of holding the Special Meeting of Shareholders.

       The foregoing description of the Plan entered into between the Trust, on behalf of the Portfolio, and Intermediate Municipal Trust, on behalf of the Fund, is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.


DESCRIPTION OF PORTFOLIO SHARES

      Class A Shares of the Portfolio to be issued to shareholders of the Fund under the Plan will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Portfolio provided herewith for additional information about Class A Shares of the Portfolio.


FEDERAL INCOME TAX CONSEQUENCES

      As a condition to the Reorganization transactions, the Trust, on behalf of the Portfolio, and Intermediate Municipal Trust, on behalf of the Fund, will receive an opinion from Howard & Howard Attorneys, P.C., to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a)(1)(C) of the Code; (2) no gain or loss will be recognized by the Portfolio upon its receipt of the Fund's assets in exchange for Portfolio shares; (3) the holding period and basis for the Fund's assets acquired by the Portfolio will be the same as the holding period and the basis to the Fund immediately prior to the Reorganization; (4) no gain or loss will be recognized by the Fund upon transfer of its assets to the Portfolio in exchange for Portfolio shares or upon the distribution of the Portfolio shares to the Fund's shareholders in exchange of their Fund shares; (5) no gain or loss will be recognized by shareholders of the Fund upon exchange of their Fund shares for Portfolio shares; (6) the holding period of Portfolio shares received by shareholders of the Fund pursuant to the Plan will be the same as the holding period of Fund shares held immediately prior to the Reorganization, provided the Fund shares were held as capital assets on the date of the Reorganization; and (7) the basis of Portfolio shares received by shareholders of the Fund pursuant to the Plan will be the same as the basis of Fund shares held immediately prior to the Reorganization.


COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

      The Trust is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated August 6, 1990, under the laws of the Commonwealth of Massachusetts. Intermediate Municipal Trust is also organized as a Massachusetts business trust under a Declaration of Trust dated May 31, 1985. The rights of shareholders of the Trust and of Intermediate Municipal Trust are identical. Set forth below is a brief summary of the more significant similarities between rights of shareholders of the Fund and the Portfolio.

      Special meetings of both the Fund's and the Portfolio's shareholders may be called for any purpose on the written request of shareholders entitled to cast at least 10% of all votes entitled to be cast at the meeting. Special meetings of the Fund's and the Portfolio's shareholders may also be called by the Trustees or the Chief Executive Officer of the Trust. Shareholders of the Fund and the Portfolio are entitled to at least 15 days' notice of any meeting.

      The Declaration of Trust of both Intermediate Municipal Trust and the Trust provide that shareholders shall have the following voting powers: (i) to vote for the election of Trustees; (ii) to vote with respect to any investment advisory or sub-advisory contract entered into on behalf of any series; (iii) to vote to the same extent as shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought derivatively or as a class action on behalf of the trust, any series, or the shareholders; (iv) to vote for the removal of Trustees; (v) to vote on amendments or supplements to the Declaration of Trust; and (vi) to vote on such additional matters as required by the Declaration of Trust, the By-laws, the registration statement, or the Securities and Exchange Commission.

      Under certain circumstances, shareholders of the Fund or the Portfolio may be held personally liable as partners under Massachusetts law for acts or obligations of Intermediate Municipal Trust or the Trust, respectively. To protect shareholders of the Fund and the Portfolio, the Declarations of Trust expressly disclaim the liability of shareholders for acts or obligations of the Fund and the Portfolio. The Declarations of Trust provide that a notice of the disclaimer of liability may be included in each agreement, obligation, or instrument that either Intermediate Municipal Trust or the Trust may enter into.

      In the unlikely event that a shareholder of either the Fund or the Portfolio is held personally liable for obligations of the Fund or the Portfolio, the Declarations of Trust provide that property of the Fund or the Portfolio will be used to protect or compensate the shareholder. On request, claims are defended and judgments against shareholders are paid that arise out of any act or obligation of Intermediate Municipal Trust or the Trust on behalf of the Fund or the Portfolio, respectively. Therefore, financial loss resulting from liability as a shareholder will occur only if Intermediate Municipal Trust or the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund or the Portfolio, respectively.

CAPITALIZATION

     The following table shows the capitalization of the Portfolio and the Fund as of November 30, 1997, and on a PRO FORMA basis as of that date:
                                    Pro Forma
                         Portfolio                               Combined
                      (Class A Shares)         Fund          (Class A Shares)

Net Assets........      215,026,923         18,814,976          233,841,899

Net Asset Value
 Per Share........         11.86               10.36               11.86

Shares Outstanding       18,133,837          1,816,321          19,720,558


                 INFORMATION ABOUT THE PORTFOLIO AND THE FUND


     FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND, A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST

      Information about the Trust and the Portfolio is contained in the Portfolio's current Prospectus. A copy of the Prospectus is included herewith and incorporated by reference herein. Additional information about the Trust and the Portfolio is included in the Portfolio's Statement of Additional Information dated October 31, 1997, which is incorporated herein by reference. Copies of the Statement of Additional Information, as well as the Statement of Additional Information relating to this Prospectus/Proxy Statement dated January ____, 1998, both of which have been filed with the Securities and Exchange Commission, may be obtained without charge by contacting the Trust at 1-800-341-7400 or by writing to the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Trust, on behalf of the Portfolio, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the Trust, on behalf of the Portfolio, can be obtained by calling or writing the Trust and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington D.C. 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 14th Floor, 75 Park Place, New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Trust, on behalf of the Portfolio, with the Securities and Exchange Commission under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Trust, the Portfolio and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.

     FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST, A PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST

      Information about the Fund may be found in the Fund's current Prospectuses dated July 31, 1997, and its Statement of Additional Information dated July 31, 1997, which are incorporated herein by reference. Financial Statements for the Fund for the year ended May 31, 1997, may be found in the Fund's prospectus. Copies of the Fund's Prospectus and Statement of Additional Information may be obtained without charge from the Fund by calling 1-800-341-7400 or by writing to the Fund at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from Intermediate Municipal Trust by calling 1-800-341-7400 or by writing to Intermediate Municipal Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the Fund can be obtained by calling or writing the Fund and can also be inspected at the public reference facilities maintained by the Securities and Exchange Commission at the addresses listed in the previous section.


INTERESTS OF CERTAIN PERSONS

     The Portfolio is managed by Federated Advisers and the Fund is managed by Federated Management. Each of Federated Advisers and Federated Management is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees to the Portfolio and the Fund.


                              VOTING INFORMATION

      This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the Fund of proxies for use at the Special Meeting of Shareholders (the "Meeting") to be held on March 2, 1998 and at any adjournment thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Meeting. A proxy, if properly executed, duly returned, and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Fund an instrument revoking the proxy, or by submitting a proxy bearing a later date, or by attending and voting at the Meeting.

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Federated Advisers. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Fund at no additional costs to the Fund. Such solicitations may be by telephone, telegraph, or otherwise. Federated Advisers will reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.


OUTSTANDING SHARES

      The Board of Trustees of the Fund has fixed the close of business on January 7, 1998, as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting of Shareholders and any adjournment thereof. As of the record, date, there were _________________ shares of the Fund outstanding. Each Fund share is entitled to one vote and fractional shares have proportionate voting rights. On the record date, the following persons of record owned 5% or more of the Fund's outstanding shares:___________ On such date, no other person owned of record, or to the knowledge of the Fund, beneficially owned, 5% or more of the Fund's outstanding shares. On the record date, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

      On the record date the following persons of record owned 5% or more of the Portfolio's outstanding shares:_______________ On the record date, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Portfolio.


VOTING REQUIREMENTS

      The votes of shareholders of the Portfolio are not being solicited since their approval is not required in order to effect the Reorganization.

      The Reorganization must be approved by a majority of the votes cast and entitled to vote by Fund shareholders on the matter. In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. On the proposal, broker non-votes will be considered to be abstentions on the vote regarding the proposal.


QUORUM

      In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting, but sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of shares that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Plan in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. A quorum is constituted with respect to the Fund by the presence in person or by proxy of the holders of one-fourth of the total number of outstanding shares of the Fund entitled to vote at the Meeting. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business.


NO DISSENTER'S RIGHT OF APPRAISAL

      Shareholders of the Fund objecting to the Reorganization have no appraisal rights under the Fund's Declaration of Trust or under the laws of the Commonwealth of Massachusetts. Shareholders have the right, however, to redeem their Fund shares at net asset value until the Closing Date, and thereafter shareholders may redeem Class A Shares of the Portfolio acquired by them in the Reorganization at net asset value.

                                  OTHER MATTERS

      Management of the Fund knows of no other matters that may properly be, or which are likely to be, brought before the meeting. However, if any other business shall properly come before the meeting the persons named in the proxy intend to vote thereon in accordance with their best judgment.

      So far as management is presently informed, there is no litigation pending or threatened against the Trust.

      Whether or not shareholders expect to attend the meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.

                                                                       EXHIBIT A


      AGREEMENT AND PLAN OF REORGANIZATION dated December 22, 1997 (the "Agreement"), by and between MUNICIPAL SECURITIES INCOME TRUST, a Massachusetts business trust, on behalf of its portfolio, Federated Pennsylvania Municipal Income Fund (hereinafter called the "Acquiring Fund"), FEDERATED ADVISERS, a Delaware business trust ("Federated Advisers"), INTERMEDIATE MUNICIPAL TRUST, a Massachusetts business trust, on behalf of its portfolio, Federated Pennsylvania Intermediate Municipal Trust (hereinafter called the "Acquired Fund") and FEDERATED MANAGEMENT, a Delaware business trust ("Federated Management").

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A Shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares") and the distribution, after the Closing Date as hereinafter defined, of Class A Shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Acquired Fund and the Acquiring Fund are registered open-end, non-diversified, management investment companies and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares and the Acquired Fund is authorized to issue its shares of beneficial interest;

      WHEREAS, Federated Advisers, an investment adviser registered as such under the Investment Advisers Act of 1940, as amended, serves as investment adviser to the Acquiring Fund;

      WHEREAS, Federated Management, an investment adviser registered as such under the Investment Advisers Act of 1940, as amended, serves as investment adviser to the Acquired Fund;

      WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined under the Investment Company Act of 1940, as amended (the "1940 Act") of the Acquiring Fund has determined that the transfer of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

      WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the 1940 Act) of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquired Fund shareholders, that the interests of the shareholders of the Acquired Fund would not be diluted as a result of this transaction and determined that subsequent to the consummation of the transaction contemplated by this Agreement, the Acquired Fund will cease operations;

      NOW THEREFORE, for and in consideration of the mutual covenants and agreements hereinafter set forth, the parties agree as follows:

      1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.

            1.1 Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, transfer, and convey to the Acquiring Fund all of the assets of the Acquired Fund at the time of the Closing (defined below), including without limitation all securities and cash, and the Acquiring Fund agrees in exchange therefor to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, representing Class A Shares, determined as set forth in paragraph
      2.3 of this Agreement. Such transactions shall take place at the closing (the "Closing") on the closing date (the "Closing Date"), as provided in paragraph 3.1 of this Agreement. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the stock record books of the Acquiring Fund's transfer agent and shall deliver a confirmation thereof to the Acquired Fund.

            1.2 The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

            1.3 Delivery of the assets of the Acquired Fund to be transferred shall be made on the Closing Date and shall be delivered to State Street Bank and Trust Company (hereinafter referred to as "State Street"), Boston, Massachusetts, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, together with proper instructions and all documents necessary to transfer such assets to the account of the Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims, except as may be indicated in a schedule delivered by the Acquired Fund to the Acquiring Fund immediately prior to the Closing. All cash delivered shall be in the form of currency or immediately available funds payable to the order of Custodian for the Acquiring Fund.

            1.4 The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends or interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights, or other assets received by the Acquired Fund after the Closing Date as distributions on, or with respect to, the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

            1.5 As soon after the Closing Date as is practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer (by the Acquiring Fund or its transfer agent) of the Acquiring Fund Shares to an account for each shareholder on the books of the Acquiring Fund's transfer agent in the name of each Acquired Fund Shareholder and representing the pro rata number of the Acquiring Fund Shares due each Acquired Fund Shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.3. The Acquiring Fund will issue certificates representing the Acquiring Fund Shares in connection with such exchange only for, and upon receipt of, certificated shares of the Acquired Fund.

            1.6 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

            1.7 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later dates with respect to discontinuation of the Acquired Fund as a series of Intermediate Municipal Trust with federal and state authorities.

2.    VALUATION.

            2.1 The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value of such assets computed as of the close of business on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

            2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the close of business on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

            2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the assets attributable to the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share determined in accordance with paragraph 2.2. Class A Shares of the Acquiring Fund shall be issued for shares of the Acquired Fund.

            2.4 All computations of value shall be made in accordance with the regular practices of the Acquiring Fund.

3.    CLOSING AND CLOSING DATE.

            3.1 The Closing Date shall be March __, 1998, or such later date as the parties may mutually agree. All acts taking place at the Closing Date shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at the close of business at the offices of the Acquired Fund, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, or such other time and/or place as the parties may mutually agree.

            3.2 If on the Valuation Date: (a) the primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

            3.3 The Acquired Fund shall instruct Federated Services Company, as transfer agent for the Acquired Fund, to deliver to the Acquiring Fund at the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Class A Shares of the Acquiring Fund to be credited on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Class A Shares of the Acquiring Fund have been credited to the respective accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.    REPRESENTATIONS AND WARRANTIES.

            4.1 Each of the Acquired Fund and Federated Management represents and warrants to the Acquiring Fund as follows:

                  (a) Intermediate Municipal Trust is a business trust
            organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted.

                  (b) Intermediate Municipal Trust is registered under the 1940
            Act, as an open-end, non-diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                  (c) Intermediate Municipal Trust is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

                  (d) No material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Neither Federated Management nor the Acquired Fund knows of any facts which might form the basis for the institution of such proceedings, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (e) The Statement of Assets and Liabilities of the Acquired
            Fund at May 31, 1997, has been audited by Arthur Andersen LLP, independent public accountants, and has been prepared in accordance with generally accepted accounting principles, consistently applied, and such statement (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no liabilities of the Acquired Fund, known to the Acquired Fund or to Federated Management, contingent or otherwise, as of such date not disclosed therein.

                  (f) The unaudited Statement of Assets and Liabilities of the
            Acquired Fund at November 30, 1997, has been prepared in accordance with generally accepted accounting principles, consistently applied, and on a basis consistent with the Statement of Assets and Liabilities of the Acquired Fund at May 31, 1997, which has been audited by Arthur Andersen LLP, and such statement (copies of which have been furnished to the Acquiring Fund) fairly reflects the financial condition of the Acquired Fund as of such date, and there are no liabilities of the Acquired Fund known to the Acquired Fund or to Federated Management, contingent or otherwise, as of such date not disclosed therein.

                  (g) Since May 31, 1997, there has not been any material
            adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of any indebtedness for borrowed money.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law (or permitted extensions thereto) to have been filed shall have been filed, and to the best of the Acquired Fund's knowledge all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year (or part thereof) of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                  (j) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3 of this Agreement. The Acquired Fund does not have outstanding options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into Acquired Fund shares.

                  (k) On the Closing Date, all issued and outstanding shares of the Acquired Fund will have been duly registered under the Securities Act of 1933, as amended (the "1933 Act"), and registered, or exempt from registration, to the extent required thereby under each state securities or "blue sky" law of every state in which the Acquired Fund has offered or sold its shares.

                  (l) On the Closing Date, the Acquired Fund will have full
            right, power, and authority to sell, assign, transfer, and deliver the assets to be transferred by it hereunder.

                  (m) The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquired Fund's Board of Trustees and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes the valid and legally binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                  (n) The Prospectus/Proxy Statement to be included in the
            Registration Statement (only insofar as it relates to the Acquired
            Fund) will, on the effective date of the Registration Statement and on the Closing Date be true and correct in all material respects. Further, on the effective date of the Registration Statement and on the Closing Date, the Prospectus/Proxy Statement (only insofar as it relates to the Acquired Fund) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Proxy Statement.

      4.2 Each of the Acquiring Fund and Federated Advisers represents and warrants to the Acquired Fund as follows:

                  (a) Municipal Securities Income Trust is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted and to carry out this Agreement.

                  (b) Municipal Securities Income Trust is registered under the
            1940 Act as an open-end, non-diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                  (c) The current prospectus and statement of additional
            information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulation of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets.

                  (e) Municipal Securities Income Trust is not, and the
            execution, delivery, and performance of this Agreement will not result in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets which, if adversely determined, would affect the Acquiring Fund's financial condition or the conduct of its business. Neither Federated Advisers nor the Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The Statement of Assets and Liabilities of the Acquiring
            Fund at August 31, 1997, has been audited by Deloitte & Touche LLP, independent auditors, and has been prepared in accordance with generally accepted accounting principles, consistently applied, and such statement (copies of which have been furnished to the Acquired
            Fund) fairly reflects the financial condition of the Acquiring Fund as of such date, and there are no liabilities of the Acquiring Fund, known to the Acquiring Fund or to Federated Advisers, contingent or otherwise, as of such date not disclosed therein.

                  (h) Since August 31, 1997, there has not been any adverse
            change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of any indebtedness for borrowed money.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law (or permitted extensions thereto) to have been filed shall have been filed, and to the best of the Acquiring Fund's knowledge all federal and other taxes shall have been paid so far as due or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year (or part thereof) of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                  (k) All issued and outstanding shares of the Acquiring Fund are, and including the Acquiring Fund Shares issued to the Acquired Fund Shareholders pursuant hereto, at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (l) All issued and outstanding shares of each class of the
            Acquiring Fund are, and at the Closing Date will be, duly registered under the 1933 Act and registered, or exempt from registration, to the extent required thereby under each state securities or "blue sky" law of every state in which the Acquiring Fund has offered or sold its shares.

                  (m) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquiring Fund's Board of Trustees, and this Agreement constitutes the valid and legally binding obligation of Municipal Securities Income Trust enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                  (n) The Prospectus/Proxy Statement to be included in the
            Registration Statement (only insofar as it relates to the Acquiring
            Fund) will, on the effective date of the Registration Statement and on the Closing Date be true and correct in all material respects. Further, on the effective date of the Registration Statement and on the Closing Date, the Prospectus/Proxy Statement (only insofar as it relates to the Acquiring Fund) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund has entered into an agreement under which Federated Advisers will assume the expenses of the Reorganization, including legal fees of the Acquiring Fund, registration fees, transfer tax (if any), the fees of banks and transfer agents, and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Acquired Fund's shareholders.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

            5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

            5.2 The Acquired Fund will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary and appropriate to obtain approval of the transactions contemplated herein.

            5.3 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate and make effective the transactions contemplated by this Agreement.

            5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Acquired Fund's President or its Treasurer.

            5.5 Municipal Securities Income Trust shall have filed with the SEC a Registration Statement Form N-14 complying in all material respects with the requirements of the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, and applicable rules and regulations thereunder, relating to a meeting of the shareholders of the Acquired Fund to be called to consider and act upon the transactions contemplated herein, and such Registration Statement shall have been declared effective by the SEC. The Acquired Fund agrees to provide the Acquiring Fund with information relating to the Acquired Fund required under such Acts, rules and regulations for inclusion in the Registration Statement Form N-14.


            5.6 The Acquiring Fund agrees to use all best efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            6.1 All representations and warranties of Federated Management and the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

            6.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or the Assistant Treasurer of the Acquired Fund.

            6.3 The Acquired Fund and Federated Management shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in their names by their respective Presidents or Vice Presidents and their Treasurers or Assistant Treasurers, in form and substance reasonably satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Acquired Fund and Federated Management made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

            7.1 All representations and warranties of the Acquiring Fund and Federated Advisers contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

            7.2 The Acquiring Fund and Federated Advisers shall have delivered to the Acquired Fund on the Closing Date a certificate executed in their names by their respective Presidents or Vice Presidents and their Treasurers or Assistant Treasurers, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that the representations and warranties of the Acquiring Fund and Federated Advisers made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

8. FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

            8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of beneficial interest of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and the Acquired Fund's Declaration of Trust and By-Laws.

            8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

            8.3 All consents of parties hereto and all other consents, orders, permits, and exemptions of federal, state, and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

            8.4 The Form N-14 shall have become effective under the 1933 Act by the SEC and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

            8.5 The Acquiring Fund and the Acquired Fund shall have received an opinion of Howard & Howard Attorneys, P.C., substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes:

                  (a) The transfer of all or substantially all of the Acquired
            Fund assets in exchange for the Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code;

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares;

                  (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund;

                  (d) No gain or loss will be recognized by the Acquired Fund
            Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares;

                  (e) The tax basis of the Acquired Fund assets acquired by the
            Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization;

                  (f) The tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization;

                  (g) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and

                  (h) The holding period of the Acquiring Fund Shares to be
            received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder (provided the Acquired Fund Shares were held as capital assets on the date of the Reorganization).

9.    TERMINATION OF AGREEMENT.

            9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of Intermediate Municipal Trust or the Board of Trustees of Municipal Securities Income Trust, at any time prior to the Closing Date without liability on the part of either party hereto, if circumstances should develop that, in the opinion of the Board of Trustees of either party hereto, determines that proceeding with the Agreement is not in the best interests of that party's shareholders.

            9.2 If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto (other than the agreement of Federated Advisers to assume the expenses of the Reorganization) or the trustees, directors, officers or shareholders of the Acquiring Fund or of the Acquired Fund, in respect of this Agreement.

10.   WAIVER.

      At any time prior to the Closing Date, any of the foregoing conditions (other than that set forth in Section 8.5) may be waived by the Board of Trustees of Municipal Securities Income Trust or the Board of Trustees of Intermediate Municipal Trust if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquiring Fund or of the Acquired Fund, as the case may be.

11.   AMENDMENT.

      This Agreement and Plan of Reorganization may be amended at any time by the mutual agreement of the Acquired Fund and the Acquiring Fund, authorized by their respective Boards of Trustees and notwithstanding approval thereof by the Acquired Fund Shareholders; provided, that if so approved by the Acquired Fund Shareholders, no amendment shall be made which substantially changes the terms hereof.

12.   NO BROKER'S OR FINDER'S FEE.

      The Acquired Fund and the Acquiring Fund each represents that there is no person with whom it has dealt who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement and Plan of Reorganization.

13.   MISCELLANEOUS.

            13.1 The representations and warranties included or provided for herein shall not survive consummation of the transactions contemplated hereby.

            13.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements, and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty, or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby.

            13.3 This Agreement shall be governed and construed in accordance with the internal laws of the Commonwealth of Pennsylvania, without giving effect to such jurisdiction's conflicts of laws principles.

            13.4 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

            13.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

            13.6 Intermediate Municipal Trust is hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of Municipal Securities Income Trust and agrees that the obligations assumed by the Acquiring Fund pursuant to this Agreement shall be limited in any case to the Acquiring Fund and its assets and the Acquired Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquiring Fund, the Trustees, officers, employees, or agents of Municipal Securities Income Trust or any of them.

            13.7 Municipal Securities Income Trust is hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of Intermediate Municipal Trust and agrees that the obligations assumed by the Acquired Fund pursuant to this Agreement shall be limited in any case to the Acquired Fund and its assets and the Acquiring Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquired Fund, the Trustees, officers, employees, or agents of Intermediate Municipal Trust or any of them.

      IN WITNESS WHEREOF, each of the Acquired Fund, Federated Management, the Acquiring Fund, and Federated Advisers have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.
                                    Acquired Fund:

Attest:                     INTERMEDIATE  MUNICIPAL  TRUST,  ON BEHALF OF
                            ITS   PORTFOLIO,    FEDERATED    PENNSYLVANIA
                            INTERMEDIATE MUNICIPAL TRUST

                                    By:
                     Secretary
                                    Name:

                                    Title:


Attest:                             FEDERATED MANAGEMENT


                                    By:
                     Secretary
                                    Name:

                                    Title:

                                    Acquiring Fund:

                             MUNICIPAL  SECURITIES INCOME TRUST, ON BEHALF
Attest:                      OF  ITS  PORTFOLIO,   FEDERATED  PENNSYLVANIA
                             MUNICIPAL INCOME FUND

                                    By:
                     Secretary
                                    FEDERATED ADVISERS
Attest:
                                    By:

                                    Name:
                     Secretary
                                    Title:





                      STATEMENT OF ADDITIONAL INFORMATION
                               January ___, 1998


                          ACQUISITION OF THE ASSETS OF

              FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST,
                   A PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-245-5000

                    BY AND IN EXCHANGE FOR CLASS A SHARES OF

                  FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND,
                A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No. 1-800-245-5000


      This Statement of Additional Information dated January ____, 1998 is not a prospectus. A Prospectus/Proxy Statement dated January ____, 1998, related to the above-referenced matter may be obtained from Municipal Securities Income Trust, on behalf of its portfolio, Federated Pennsylvania Municipal Income Fund, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                               TABLE OF CONTENTS

Statement of Additional Information of Federated Pennsylvania Municipal Income
      Fund, a portfolio of Municipal Securities Income Trust, dated October 31, 1997.

Statement of Additional Information of Federated Pennsylvania Intermediate
      Municipal Trust, a portfolio of Intermediate Municipal Trust, dated July 31, 1997.

Financial Statements of Federated Pennsylvania Municipal Income Fund, a portfolio of Municipal Securities Income Trust, dated August 31, 1997.

Financial Statements of Federated Pennsylvania Intermediate Municipal Trust, a portfolio of Intermediate Municipal Trust, dated May 31, 1997.

Unaudited Financial Statements of Federated Pennsylvania Intermediate Municipal
      Trust, a portfolio of Intermediate Municipal Trust, dated November 30,
      1997.

                     INFORMATION INCORPORATED BY REFERENCE

      The Statement of Additional Information of Federated Pennsylvania Municipal Income Fund (the "Portfolio"), a portfolio of Municipal Securities Income Trust (the "Trust"), is incorporated by reference to the Trust's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A (File No. 33-36729) which was filed with the Securities and Exchange Commission on or about October 31, 1997.

     The Statement of Additional Information of Federated Pennsylvania Intermediate Municipal Trust (the "Fund"), a portfolio of Intermediate Municipal Trust, is incorporated by reference to Intermediate Municipal Trust's Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A (File No. 2-98237) which was filed with the Securities and Exchange Commission on or about July 22, 1997. A copy may be obtained from the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number:
1-800-341-7400.

      The audited financial statements of the Portfolio dated August 31, 1997, are incorporated by reference to the Portfolio's Prospectus filed with Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File No. 33-36729) which was filed with the Securities and Exchange Commission on or about October 31, 1997.

      The audited financial statements of the Fund dated May 31, 1997, are incorporated by reference to the Fund's Prospectus filed with Post-Effective Amendment No. 28 to Intermediate Municipal Trust's Registration Statement on Form N-1A (File No. 2-98237) which was filed with the Securities and Exchange Commission on or about July 22, 1997.

      The unaudited financial statements of the Fund dated November 30, 1997, are incorporated by reference to the Semi-Annual Report to Shareholders of the Fund which was filed with the Securities and Exchange Commission pursuant to
Section 30(b) of the Investment Company Act of 1940, as amended, on or about February 3, 1997.






      FEDERATED                             INTERMEDIATE MUNICIPAL TRUST
      SHAREHOLDER                FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL
      SERVICES COMPANY                  TRUST SPECIAL MEETING OF SHAREHOLDERS
      P.O. BOX 8600                                 MARCH 2, 1998
      BOSTON,         MASSACHUSETTS
02266-8600                           KNOW ALL  PERSONS  BY THESE  PRESENTS  that
                                     the  undersigned  Shareholder  of FEDERATED
                                     PENNSYLVANIA  INTERMEDIATE MUNICIPAL TRUST,
                                     a  portfolio  of   Intermediate   Municipal
                                     Trust,   hereby   appoints   Susan   Jones,
                                     Suzanne   W.  Land,   Catherine   C.  Ryan,
                                     Patricia F. Conner and J. Crilley  Kelly or
                                     any of  them,  true and  lawful  attorneys,
                                     with  power of  substitution  of  each,  to
                                     vote all shares of  FEDERATED  PENNSYLVANIA
                                     INTERMEDIATE  MUNICIPAL  TRUST, a portfolio
                                     of Intermediate  Municipal Trust, which the
                                     undersigned  is  entitled  to vote,  at the
                                     Special  Meeting of Shareholders to be held
                                     on March 2, 1998,  at  Federated  Investors
                                     Tower,  1001  Liberty  Avenue,   Nineteenth
                                     Floor,       Pittsburgh,       Pennsylvania
                                     15222-3779,   at  2:00 p.m.,   and  at  any
                                     adjournment thereof.

                                     Discretionary authority is hereby conferred as to all other manners as may properly come before the Special Meeting.



THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE ATTORNEYS NAMED WILL VOTE THE SHARES REPRESENTED BY THIS PROXY IN ACCORDANCE WITH THE CHOICE MADE ON THIS BALLOT. IF THIS PROXY IS RETURNED AND NO CHOICE IS INDICATED AS TO ANY MATTER, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THE MATTER PRESENTED.

PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED ENVELOPE AND RETAIN THE TOP PORTION.

     TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS |X|KEEP THIS PORTION FOR YOUR RECORDS


                 FEDERATED PENNSYLVANIADETACH AND RETURN THIS PORTION ONLY INTERMEDIATE MUNICIPAL TRUST
-------------------

 VOTE ON PROPOSAL
-------------------

  FORAGAINSTABSTAIN
|_|    |_|  |_|
                         1. APPROVAL OF A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION BETWEEN INTERMEDIATE MUNICIPAL TRUST, ON BEHALF OF FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST (THE "FUND"), AND MUNICIPAL SECURITIES INCOME TRUST (THE "TRUST"), ON BEHALF OF ITS PORTFOLIO, FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND (THE "PORTFOLIO"), WHEREBY THE TRUST WOULD ACQUIRE ALL OF THE ASSETS OF THE FUND IN EXCHANGE FOR CLASS A SHARES OF THE PORTFOLIO TO BE DISTRIBUTED PRO RATA BY THE FUND TO
                               HOLDERS   OF  FUND   SHARES  IN   COMPLETE
                               LIQUIDATION OF THE FUND.


      PLEASE SIGN EXACTLY YOUR NAME(S) AS IT APPEARS BELOW. WHEN SIGNING AS ATTORNEY, EXECUTOR, ADMINISTRATOR, GUARDIAN, TRUSTEE, CUSTODIAN, ETC., PLEASE GIVE YOUR FULL TITLE AS SUCH. IF A CORPORATION OR PARTNERSHIP, PLEASE SIGN THE FULL NAME BY AN AUTHORIZED OFFICER OR PARTNER. IF SHARES ARE OWNED JOINTLY, ALL PARTIES SHOULD SIGN.



      SIGNATURE               SIGNATURE (JOINT OWNERS)                  DATE

PART C.  Other Information


Item 15.  Indemnification

      Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 4 of Article XI of Registrant's Declaration of Trust. The Investment Advisory Contract between the Registrant and Federated Advisers (the "Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Errors and Omissions Policy.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

      Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the Investment Company Act of 1940, as amended, for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made: (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant, or (ii) by independent legal counsel for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.



Item 16.  Exhibits

      1.1 Paper Copy of Declaration of Trust of the Registrant dated August 6, 1990. (1)

      1.2 Paper Copy of Amendment No. 1 to the Declaration of Trust dated August 26, 1991. (5)

      1.3   Conformed Copy of Amendment No. 2 to Declaration of Trust. (6)

      1.4 Conformed Copy of Amendment No. 3 to Declaration of Trust dated August 31, 1992. (8)

      1.5 Conformed Copy of Amendment No. 4 to Declaration of Trust dated September 17, 1992. (8)

      1.6   1.4   Conformed Copy of Amendment No. 5 to Declaration of Trust
            dated February 4, 1993. (10)

      1.7   1.4   Conformed Copy of Amendment No. 6 to Declaration of Trust
            dated May 24, 1993. (13)

      2.    Copy of Bylaws of the Registrant. (1)

      3.    Not Applicable.

      4. Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of this Registration Statement. *

      5. Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant. (19)

      6.1   Copy of new Investment Advisory Contract of the Registrant. (8)

      6.2   Copy of Amendment to Investment Advisory Contract. (12)

      6.3   Conformed Copies of Amendments to Investment Advisory Contract. (14)

      7.1   Copy of Distributor's Contract of the Registrant. (8)

      7.2   Copy of Amendment to Distributor's Contract of the Registrant. (12)

      7.3   Copy of Amendment to Distributor's Contract of the Registrant. (14)

      7.4 The Registrant incorporates the conformed copy of the specimen Mutual Fund Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).

      8.    Not Applicable.

      9.1   Conformed Copy of Custodian Agreement of the Registrant. (18)

      9.2 Conformed Copy of Agreement of Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement. (19)

      9.3   Conformed Copy of Shareholder Services Agreement. (17)

      9.4 The response and exhibits described in Item 24(b)(6)(iii) are hereby incorporated by reference.

      10.1  Copy of Rule 12b-1 Agreement. (8)

      10.2  Copy of Distribution Plan. (12)

      10.3  Conformed Copy of Rule 18f-3 Plan. (19)

      11. Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered. *

      12. Conformed Copy Tax Opinion of Howard & Howard Attorneys, P.C. (To be filed by amendment).*

      13. Not applicable.

      14.1  Conformed Copy of Consent of Deloitte & Touche LLP.*

      14.2  Conformed Copy of Consent of Arthur Andersen LLP.*

      15.   Not Applicable.

      16.   Conformed Copy of Power of Attorney. (19)

      17.1  Copy of Declaration under Rule 24f-2. (19)

      17.2  Form of Proxy.*

*Filed electronically.


(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165).

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed October 28, 1991. (File Nos. 33-36729 and 811-6165).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed January 24, 1992. (File Nos. 33-36729 and 811-6165).

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A filed September 25, 1992. (File Nos. 33-36729 and 811-6165).

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A filed March 24, 1993. (File Nos. 33-36729 and 811-6165).

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed May 17, 1993. (File Nos. 33-36729 and 811-6165).

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-36729 and 811-6165).

(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A filed October 28, 1993. (File Nos. 33-36729 and 811-6165).

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A filed October 30, 1995. (File Nos. 33-36729 and 811-6165).

(19) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed October 23, 1996. (File Nos. 33-36729 and 811-6165).



Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be the initial BONA FIDE offering of them.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, MUNICIPAL SECURITIES INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of December, 1997.

                       MUNICIPAL SECURITIES INCOME TRUST

                  BY: /s/ J. Crilley Kelly
                  J. Crilley Kelly, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  December 23, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

             NAME                          TITLE                   DATE

By:   /s/ J. Crilley Kelly        Attorney  In Fact  For  December 23, 1997
      J. Crilley Kelly            the   Persons   Listed
      ASSISTANT SECRETARY         Below

             NAME                          TITLE
                                  Chairman and Trustee
John F. Donahue*                  (Chief       Executive
                                  Officer)
Glen R. Johnson*                  President and Trustee

John W. McGonigle*                Treasurer          and
                                  Executive
                                  Vice President
                                  (Principal   Financial
                                  and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

Gregor F. Meyer*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

*By Power of Attorney